UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 1999

Institutional Investment Manager Filing this Report:

Name:         Halcyon Offshore Management Company LLC
Address:      477 Madison Avenue
              8th Floor
              New York, NY  10022

13F File No:  28-6074

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         James R. Pasquarelli
Title:        Chief Financial Officer
Phone:        212-303-9414

Signature, Place, and Date of Signing:
James R. Pasquarelli           New York, NY          December 31, 1999

Report Type:

[ X ]         13F HOLDINGS REPORT

[   ]         13F NOTICE

[   ]         13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0
Form 13F Information Table Value Total:  $90,829

List of Other Included Managers:

NONE

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Halcyon Offshore Mgmt. Co.									(SEC USE ONLY)
13F Report
December 31, 1999
                                                                        ITEM 6                  ITEM 8
                                                                        INVESTMENT              VOTING AUTHORITY
               	               ITEM 2 	   ITEM 3	   ITEM 4	  ITEM 5				 DISCRETION       ITEM 7
ITEM I	                        TITLE OF	  CUSIP	    VALUE	   SHARES OR	 (A)	 (B)	   (C)	 MANA-	 (A)	   (B)	   (C)
NAME OF ISSUER	                CLASS	     NUMBER	   (X$1000)	PRIN. AMT	 SOLE	SHARED	NONE	GERS	  SOLE	  SHARED	NONE

Abraxas Petroleum Corp.	       COMMON	    003830106	    511	 510,961       		X 	    X		         510,961
Air Express	                   COMMON	    009104100	  2,285   70,705 		      X	     X		          70,705
Amcol International	           COMMON	    02341W103	    596	  36,943         X	     X		          36,943
Anacomp Inc - New	             COMMON	    032371106	  1,339   73,634 		      X	     X	           73,634
BCE Inc. US	                   COMMON	    05534B109	  2,858   31,687       		X	     X 		         31,687
Bonneville Pacific      	      COMMON	    098904204	  1,411  127,504 	       X	     X		         127,504
Chesapeake Corp.	              COMMON	    165159104	    145	   4,748 	       X	     X		           4,748
Consolidated Natural Gas	      COMMON	    209615103	 11,786  181,500       		X	     X		         181,500
Elbit Limited	                 COMMON	    284275104	    794	  44,906       		X	     X		          44,906
Flycast Comm. Corp.	           COMMON	    344067103	  1,230    9,465         X	     X		           9,465
General Instrument Corp.	      COMMON	    370120107	 11,077  130,323       		X	     X		         130,323
Global Light Telecoms	         COMMON	    37934X100	    438	  35,380       		X	     X		          35,380
Homefed Corp - New	            COMMON	    43739D208	     14	  15,579       		X	     X		          15,579
Howmet International Inc.	     COMMON	    443208103	  2,786  154,249       		X	     X		         154,249
Iridium 	                      COMMON	    G49398105 	    17	   7,119       		X	     X		           7,119
Jones Intercable Class A	      COMMON	    480206200	  2,464   35,551      	 	X	     X		          35,551
Jones Intercable Inc.	         COMMON	    480206101	    520	   7,481       		X	     X		           7,481
Media General Inc. Class A	    COMMON	    584404107	  2,760   53,076       		X	     X		          53,076
MediaOne	                      COMMON	    58440J104	 20,542  267,424       		X	     X		         267,424
Network Computing Devices	     COMMON	    64120N100	    113	  14,300 		      X	     X		          14,300
Novacare Inc.	                 COMMON	    669930109	     82	 437,896        	X	     X		         437,896
Olsten Corp.	                  COMMON	    681385100	  9,211  814,276       		X 	    X		         814,276
Omnipoint Corp.	               COMMON	    68212D102	  2,643   21,914       		X	     X		          21,914
Pittway Corp. Class A	         COMMON	    725790208	  2,661   59,384        	X	     X		          59,384
Pittway Corp.	                 COMMON	    725790109	    123	   2,737       		X	     X		           2,737
Shorewood Packaging Corp.	     COMMON	    825229107	    803	  42,418       		X	     X		          42,418
TransWorld Entertainment Corp. COMMON     89336Q100	  1,721  163,863       		X	     X		         163,863
US West Inc.	                  COMMON	    91273H101	  9,291  129,038       		X	     X		         129,038
Ziff Davis Inc.	               COMMON	    989511100	    228	  14,406       		X	     X		          14,406
Air Express Opt. CALL FEB 30   OPTIONS	   009104101	      9	      32		       X	     X		              32
AT&T Corp. CALL APR 55	        OPTIONS	   001957109	     19	      69		       X	     X		              69
Columbia Gas   CALL FEB 60	    OPTIONS	   1976489BL	    120	     223		       X	     X 		            223
Consol Natural Gas CALL JAN 60 OPTIONS	   2096159AL	     35	      67		       X	     X		              67
Howmet Intl CALL APR 17 1/2    OPTIONS	   4432089DW 	    12	      94		       X	     X		              94
Republic NY Corp.  CALL JAN 65	OPTIONS	   7607199AM	      3	       4		       X	     X		               4
Republic NY Corp.  PUT JAN 55	 OPTIONS	   7607199MK      	0	     135		       X	     X	 	            135
Republic NY Corp.  PUT JAN 65	 OPTIONS	   7607199MM	      0	     139		       X	     X		             139
S&P 500 Options  PUT JAN 1325	 OPTIONS	   9ME	           21	      53		       X	     X 		             53
Nebco Evans Pfd.	              PREFERRED	 U62922106	     34	   6,782 	       X	     X		           6,782
ABRAXAS CONTINGENT RGTS	       RIGHTS	    003831112	    127	 509,260       		X	     X		         509,260
Spec Foods Wrnts 12/15/09      WARRANT	   784127AA0	      0	   1,360       		X	     X 		          1,360
			                                                 -------
                                                     90,829



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